RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Maturity (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 136,240
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	20,775
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	66,052
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 49,413